Derivative financial instruments - Summary of fair value of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 9,984	$ 8,564
Derivatives held for trading, Fair value liabilities	(8,045)	(7,578)
Embedded derivatives, Fair value assets	0	0
Embedded derivative, Fair value liabilities	(77)	(107)
Fair value asset	10,467	8,991
Fair value liability	(8,798)	(8,933)
Current derivatives, Fair value assets	4,153	3,846	[1]
Current derivatives, Fair value liabilities	(3,261)	(3,308)	[1]
Non-current derivatives, Fair value assets	6,314	5,145	[1]
Non-current derivatives, Fair value liabilities	(5,537)	(5,625)	[1]
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	1	7
Hedges, Fair value liability	(4)	(14)
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	482	420
Hedges, Fair value liability	(672)	(1,234)
Currency forwards | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	1	5
Hedges, Fair value liability	(4)	(14)
Gas price futures | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	2
Hedges, Fair value liability	0	0
Currency swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	344	158
Hedges, Fair value liability	(637)	(789)
Interest rate swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	138	262
Hedges, Fair value liability	(35)	(445)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	81	69
Derivatives held for trading, Fair value liabilities	(744)	(898)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,918	2,361
Derivatives held for trading, Fair value liabilities	(1,478)	(1,849)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	6,569	4,787
Derivatives held for trading, Fair value liabilities	(4,871)	(3,888)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,306	1,240
Derivatives held for trading, Fair value liabilities	(952)	(943)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	110	107
Derivatives held for trading, Fair value liabilities	0	0
Embedded derivatives, Fair value assets	0	0
Embedded derivative, Fair value liabilities	$ (77)	$ (107)

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.